Transactions with Related Parties	6 Months Ended
Jun. 30, 2014
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.      Transactions with Related Parties:
Transactions and balances with related parties are analyzed as follows:

Balance Sheet
	December 31, 2013	June 30, 2014
Assets
Combine Marine Ltd (c)	1	-
Oceanbulk Maritime S.A. (d)	9	176
Managed Vessels of Oceanbulk Shipping LLC (e)	420	1,752
Product Shipping & Trading S.A. (f)	56	25
Total Assets	$486	$1,953

Liabilities
Interchart Shipping Inc. (a)	58	77
Management and Directors Fees (b)	111	71
Managed Vessels of Oceanbulk Shipping LLC (e)	390	1,328
Total Liabilities	$559	$1,476

Capitalized Expenses
	December 31, 2013	June 30, 2014
Advances for vessels under construction and acquisition of vessels and other assets
Oceanbulk Maritime S.A.- commision fee for newbuilding vessels (d)	$519	$1,038

Statements of Operations
	Six month period ended June 30,
	2013	2014
Commision on sale of vessel - Oceanbulk Maritime S.A.	(90)	-
Executive directors consultancy fees (b)	(246)	(286)
Non-executive directors compensation (b)	(51)	(71)
Office rent - Combine Marine Ltd. (c)	(20)	(21)
Voyage expenses-Interchart (a)	(397)	(385)
Management fee income - Oceanbulk Maritime S.A. (d)	-	93
Management fee income - Managed Vessels of Oceanbulk Shipping LLC (e)	272	1,299
Management fee income Product Shipping & Trading S.A. (f)	40	62

(a)      Interchart Shipping Inc. or Interchart: On February 25, 2014, the Company acquired 33% of the total outstanding common stock of Interchart for a consideration of $200 in cash and 22,598 of the Company's restricted common shares. The common shares were issued on April 1, 2014, and the fair value per share of $14.51 was determined by reference to the closing price of the Company's common share on the issuance date. This transaction is considered an equity method accounted investment. On February 25, 2014, the Company entered into a services agreement (the “Services Agreement”) with Interchart, for chartering, brokering and commercial services for all the Company's vessels for an annual fee of €500,000 (approx. $685, using the exchange rate as of June 30, 2014, which was $1.37 per euro). This fee is adjustable for changes in Company's fleet pursuant to the terms of the Services Agreement. Under the Services Agreement, all previously agreed upon brokerage commissions due to Interchart were cancelled retroactively from January 1, 2014. Previous to this Agreement, Interchart acted as chartering broker of all the Company's vessels. As of December 31, 2013 and June 30, 2014, the Company had an outstanding payable of $58 and $77, respectively, to Interchart. During the six months ended June 30, 2013 and 2014, the brokerage commission charged by Interchart amounted to $397 and $385, respectively, and is included in “Voyage expenses” in the accompanying unaudited interim condensed consolidated statements of operations.
(b)      Management and Directors Fees: On February 7, 2011, Mr. Spyros Capralos was appointed as the Company's President and Chief Executive Officer, to succeed Mr. Akis Tsirigakis who resigned from those positions on that date, and resigned from the Company's Board of Directors on March 31, 2012. Effective February 7, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's Chief Executive Officer, Mr Spyros Capralos. This agreement had a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company paid the Chief Executive Officer a base fee at an annual rate of not less than €160,000 (approx. $219, using the exchange rate as of June 30, 2014, which was $1.37 per euro), additionally, the Chief Executive Officer was entitled to receive an annual discretionary bonus, as determined by the Company's Board of Directors in its sole discretion and a minimum guaranteed incentive award of 28,000 shares of stock. These shares vested in three equal annual installments, the first installment of 9,333 shares vested on February 7, 2012, the second installment of 9,333 shares vested on February 7, 2013 and the last installment of 9,334 shares vested on February 7, 2014. During the six months ended June 30, 2013, the consultancy fees under the specific consulting agreement with the Company's Chief Executive Officer amounted to $79.
On May 2, 2011, the Company entered into a consulting agreement with a company owned and controlled by Mr. Simos Spyrou, the Company's Chief Financial Officer. This agreement had a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company paid the Chief Financial Officer a base fee at an annual rate of not less than €56,000 (approx. $77, using the exchange rate as of June 30, 2014, which was $1.37 per euro). Additionally, the Chief Financial Officer is entitled to receive an annual discretionary bonus, as determined by the Company's Board of Directors in its sole discretion. During the six months ended June 30, 2013, the consultancy fees under the specific consulting agreement with the Chief Financial Officer amounted to $25.
On May 3, 2013, the Company entered into separate renewal consulting agreements with companies owned and controlled by the Company's Chief Executive Officer and Chief Financial Officer. Under these agreements, each company controlled by the Company's Chief Executive Officer and Chief Financial Officer will receive an annual consulting fee of not less than €174,600 (approx. $239, using the exchange rate as of June 30, 2014, which was $1.37 per euro) and €102,000 (approx. $140), respectively. The respective agreements have a term of three years and will be renewed for a successive year unless terminated earlier in accordance with their terms. Both the Company's Chief Executive Officer and Chief Financial Officer are entitled to receive an annual discretionary bonus, as determined by the Company's Board of Directors in its sole discretion. In addition, under his renewed consulting agreement, the Company's Chief Executive Officer is entitled to receive a minimum guaranteed incentive award of 28,000 shares of stock. These shares vest in three equal annual installments, the first installment of 9,333 shares vested on May 3, 2014, the second installment of 9,333 shares vests on May 3, 2015 and the last installment of 9,334 shares vests on May 3, 2016. On May 27, 2014, the Company issued the first installment of 9,333 shares. During the six months ended June 30, 2013 and 2014, the consultancy fees in aggregate, under the renewal consulting agreements with the Company's Chief Executive Officer and Chief Financial Officer amounted to $63 and $202, respectively.
On July 1, 2011, the Company entered into a consulting agreement with a company owned and controlled by Mr. Zenon Kleopas, the Company's Chief Operating Officer. This agreement has an indefinite term and each party may terminate the agreement giving one month's notice. Under this agreement, the Company pays the Chief Operating Officer a base fee at an annual rate of not less than €117,519 (approx. $161, using the exchange rate as of June 30, 2014, which was $1.37 per euro). During the six months ended June 30, 2013 and 2014, the consultancy fees under the specific consulting agreement with the Chief Operating Officer amounted to $79, and $84, respectively.
The related expenses for the Company's executive officers for the six months ended June 30, 2013 and 2014 were $246 and $286, respectively, and are included under “General and administrative expenses” in the accompanying unaudited interim condensed consolidated statements of operations. As of December 31, 2013 and June 30, 2014, Star Bulk had an outstanding payable balance of $111 and $71 respectively, with its Management and Directors, representing unpaid fees for their participation in the Board of Directors of the Company and the other special committees of the Board of Directors. The related expenses of Non-executive directors for the six months ended June 30, 2013 and 2014 amounted to $51 and $71, respectively and are included under “General and administrative expenses” in the accompanying unaudited interim condensed consolidated statements of operations.
(c)      Combine Marine Ltd., or Combine Ltd.: On January 1, 2012, Starbulk S.A., entered into a one year lease agreement for office space with Combine Ltd., a company controlled by one of the Company's directors, Mrs. Milena - Maria Pappas and by Mr. Alexandros Pappas, children of the Company's Chairman, Mr. Petros Pappas. The lease agreement provides for a monthly rental of €2,500 (approximately $3.4, using the exchange rate as of June 30, 2014, which was $1.37 per euro). On January 1, 2013, the agreement was renewed and unless terminated by either party, it will expire in eleven years. The related expense for the rent for the six months ended June 30, 2013 and 2014 was $20 and $21, respectively, and is included under “General and administrative expenses” in the accompanying unaudited interim condensed consolidated statements of operations. As of December 31, 2013 and as of June 30, 2014, the Company had an outstanding receivable of $1 and nil, respectively, with Combine Marine Ltd.
(d)      Oceanbulk Maritime S.A., or Oceanbulk: Oceanbulk Maritime S.A., is a ship management company and is controlled by one of the Company's directors, Mrs. Milena-Maria Pappas. During the six months ended June 30, 2013, the Company paid to Oceanbulk a brokerage commission of $90 relating to the sale of the vessel Star Sigma.
On November 25, 2013, Company's Board of Directors approved to pay Oceanbulk Maritime S.A. a commission fee relative to the negotiations with the shipyards on the construction of the Company's contracted newbuilding vessels (Note 6). The agreement is to pay a commission of 0.5% of the shipbuilding contract price for the two newbuilding Capesize vessels and the three newbuilding Newcastlemax vessels and a flat fee of $200 per vessel for the four newbuilding Ultramax vessels. For the respective nine newbuilding vessels the total commission will amount to $2,077. The commission has been agreed to be paid in four equal installments, the first two installments will be paid in cash and the remaining two installments will be paid with the issuance of common shares. The first and the second installment of $519 each were paid in cash in December 2013 and in April 2014, respectively. The total amount of $1,038 was capitalized and is included in the “Advances for vessel under construction and acquisition of vessels” in the accompanying consolidated balance sheets. The last two installments, to be paid with the issuance of common shares are due in June 2015 and in April 2016, respectively.
On March 22, 2014, Starbulk S.A. entered into an agreement with Oceanbulk, under which, the Company provides certain management services including crewing, purchasing, arranging insurance, vessel telecommunications and Master general accounts supervision, to the vessels which are under the management of Oceanbulk. Pursuant to the terms of this agreement, Starbulk S.A. received a fixed management fee of $0.17 per day, per vessel, which as of June 1, 2014, was changed to $0.11 per day, per vessel, based on an addendum signed on May 22, 2014. As of June 30, 2014, the Company provided the respective services to six dry bulk carrier vessels. The related income for the six months ended June 30, 2014, was $93 and is included under “Management fee income” in the accompanying unaudited interim condensed consolidated statement of operations. As of December 31, 2013 and June 30, 2014, the Company had an outstanding receivable of $9 and $176, respectively, with Oceanbulk.
(e)       Managed vessels of Oceanbulk Shipping LLC: Oceanbulk Shipping LLC is a company minority owned by one of the Company's directors, Mrs. Milena-Maria Pappas. Starbulk S.A. has entered into vessel management agreements with Maiden Voyage LLC, Premier Voyage LLC, OOCAPE1 Holdings LLC, Sea Cape Shipping LLC, Sky Cape Shipping LLC, Glory Supra Shipping LLC, Pacific Cape Shipping LLC, Global Cape Shipping LLC, Majestic Shipping LLC, Nautical Shipping LLC, Mineral Shipping LLC and Grain Shipping LLC, entities owned and controlled by Oceanbulk Shipping LLC. Pursuant to the terms of these agreements, Starbulk S.A. receives a fixed management fee of $0.75 per day, per vessel. The related income for the six months ended June 30, 2013 and 2014, was $272 and $1,299, respectively, and is included under “Management fee income” in the accompanying unaudited interim condensed consolidated statement of operations. As of December 31, 2013, and as of June 30, 2014, the Company had an outstanding receivable of $420 and $1,752, respectively, and an outstanding liability of $390 and $1,328, respectively, with the companies owned and controlled by Oceanbulk Shipping LLC.

 (f)      Product Shipping & Trading S.A.: Product Shipping & Trading S.A. is controlled by family members of the Company's Chairman, Mr. Petros Pappas. On June 7, 2013, Starbulk S.A. entered into an agreement with Product Shipping & Trading S.A., a Marshall Islands company, under which, the Company provides certain management services including crewing, purchasing and arranging insurance to the vessels which are under the management of Product Shipping & Trading S.A. Pursuant to the terms of this agreement, Starbulk S.A. receives a fixed management fee of $0.13 per day, per vessel. In October, 2013 the Company decided to gradually cease providing the above mentioned services to the vessels managed by Product Shipping & Trading S.A., except for arranging insurance services, and, as a result, the management fee decreased to $0.02 per day, per vessel. As of June 30, 2014, the Company provided insurance services for 17 product tankers. The related income for the six months ended June 30, 2013 and 2014 was $40 and $62, respectively, and is included under “Management fee income” in the accompanying unaudited interim condensed consolidated statement of operations. As of December 31, 2013 and June 30, 2014, the Company had an outstanding receivable of $56 and $25, respectively, with Product Shipping & Trading S.A.
Merger Agreement with Oceanbulk
On June 16, 2014, the Company entered into an Agreement and Plan of Merger, (as amended from time to time, the “Merger Agreement”) among Oceanbulk, Star Synergy LLC, a Marshall Islands limited liability company and a wholly-owned subsidiary of the Company (“Oaktree Holdco Merger Sub”), Star Omas LLC a Marshall Islands limited liability company and a wholly-owned subsidiary of the Company (“Pappas Holdco Merger Sub” and together with Oaktree Holdco Merger Sub, the “Merger Subs”), Oaktree and, Millennia, pursuant to which Oaktree and Millennia would merge with and into one of the Merger Subs (the “Merger”), with the Merger Subs continuing as the surviving companies and wholly-owned subsidiaries of the Company.
The Merger Agreement also provided for the acquisition (the “Heron Transaction”) by the Company of two Kamsarmax vessels (the “Heron Vessels”), from Heron Ventures Ltd. (“Heron”), a limited liability company incorporated in Malta. The Merger Agreement provided that the Company would issue 2,115,706 of its common shares into escrow as consideration for the Heron Vessels, which common shares will be released from escrow when Heron distributes its vessels to its equity holders, whereupon the two Heron Vessels will be transferred to the Company.